Convertible Notes Payable - Related Party (Details)					3 Months Ended	12 Months Ended
	Apr. 13, 2024 $ / shares	Nov. 17, 2023 USD ($) $ / shares	Oct. 19, 2023 $ / shares shares	Apr. 10, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Oct. 13, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)
Convertible Notes - Related Party [Line Items]
Convertible notes		$ 300,000				$ 1,919,980
Number of convertible notes						8
Bear interest rate		5.00%			6.00%	6.00%
Investors capital					$ 17,900,000	$ 17,900,000
Gross proceeds					2,500,000	2,500,000
Working capital loans outstanding					536,701	536,701	$ 7,150,000
Aggregate principal amount				$ 1,200,000
Common stock amount					1,602	$ 1,534		$ 622
Converted shares of common stock (in Shares) | shares			1,460,638
Principal Interest [Member]
Convertible Notes - Related Party [Line Items]
Conversion price (in Dollars per share) | $ / shares						$ 1
Convertible Promissory Notes [Member]
Convertible Notes - Related Party [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 1
Three Convertible Notes [Member]
Convertible Notes - Related Party [Line Items]
Convertible notes					437,499
Eight Convertible Notes [Member]
Convertible Notes - Related Party [Line Items]
Convertible notes					1,919,980
Minimum [Member]
Convertible Notes - Related Party [Line Items]
VWAP Price (in Dollars per share) | $ / shares		$ 1				1
Maximum [Member]
Convertible Notes - Related Party [Line Items]
VWAP Price (in Dollars per share) | $ / shares		$ 1				$ 1
Purchase Agreement [Member]
Convertible Notes - Related Party [Line Items]
Common stock amount		$ 20,000,000				$ 20,000,000
PCCT [Member]
Convertible Notes - Related Party [Line Items]
Convertible notes					574,815	574,815
Sponsor [Member]
Convertible Notes - Related Party [Line Items]
Convertible notes									$ 720,000
Convertible Debt [Member]
Convertible Notes - Related Party [Line Items]
Convertible notes					$ 300,000	300,000
Convertible Common Stock [Member]
Convertible Notes - Related Party [Line Items]
Convertible notes						1,460,638
Class A common stock [Member] | Subsequent Event [Member]
Convertible Notes - Related Party [Line Items]
Conversion price per warrant (in Dollars per share) | $ / shares	$ 1
Warrant exercise price (in Dollars per share) | $ / shares	$ 11.5
6163 Loan Brokers [Member]
Convertible Notes - Related Party [Line Items]
Convertible notes						$ 437,499